Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Summary of prepaid expenses and other current assets
	December 31,
	2024	2023
	$	$
Prepaid insurance	1,700	81
Prepaid research and development	516	97
Other	210	112
	2,426	290